Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Intermediate Term Municipal Fund))	0 Months Ended
Jan. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.15%
5 Years (or life of class)	7.92% [1]
10 Years
Class A
Average Annual Return:
1 Year	3.80%
5 Years (or life of class)	2.75%
10 Years
Inception Date	Dec. 06, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.75%
5 Years (or life of class)	2.71%
10 Years
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.44%
5 Years (or life of class)	2.69%
10 Years
Class C
Average Annual Return:
1 Year	5.61%
5 Years (or life of class)	5.27%
10 Years
Inception Date	Dec. 06, 2010
Class Y
Average Annual Return:
1 Year	7.77%
5 Years (or life of class)	6.42%
10 Years
Inception Date	Dec. 06, 2010

[1]	From 11/30/10